Document And Entity Information	Aug. 31, 2026
Document Information [Line Items]
Entity, Registrant Name	AEDIS ENERGY INC.
Document, Type	8-K
Document, Period End Date	Aug. 31, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41306
Entity, Tax Identification Number	87-1431377
Entity, Address, Address Line One	17 State Street, Suite 4000
Entity, Address, City or Town	New York City
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	739-0727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ALCED
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001883984